UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

MUTUAL FUNDS

John Hancock New York Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2011

John Hancock New York Tax-Free Income Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 97.19%				$57,650,539

(Cost $56,828,765)

New York 83.41%				49,477,777

Albany Parking Authority
Auto Parking Revenue, Prerefunded to 7-15-11, Series A	5.625	07/15/25	$385,000	396,589
Albany Parking Authority
Auto Parking Revenue, Series A	5.625	07/15/25	365,000	366,920
Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07/15/43	1,000,000	986,290
Chautauqua Asset Securitization Corp.
Tobacco Settlement	6.750	07/01/40	1,000,000	874,370
City of New York, Series B	5.250	12/01/17	1,500,000	1,554,990
City of New York, Series E-1	6.250	10/15/28	500,000	554,930
Herkimer County Industrial Development Agency
Flots Adult Home, Series A	5.500	03/20/40	975,000	974,678
Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04/01/39	1,500,000	1,539,900
Long Island Power Authority
Electric, Power & Light Revenues, Series A	6.000	05/01/33	1,000,000	1,070,500
Metropolitan Transportation Authority
Transit Revenue, Series A	5.250	11/15/28	1,000,000	1,032,560
Metropolitan Transportation Authority
Transit Revenue, Series B	5.000	11/15/34	1,750,000	1,711,815
Monroe Newpower Corp.
Electric, Power & Light Revenues	5.100	01/01/16	1,000,000	1,015,740
Nassau County Industrial Development Agency
North Shore Health Systems Project, Series A	6.250	11/01/21	275,000	277,120
New York City Industrial Development Agency
7 World Trade Center, Series A	6.250	03/01/15	2,000,000	1,999,980
New York City Industrial Development Agency
Airis JFK I LLC Project, Series A AMT	5.500	07/01/28	1,000,000	847,490
New York City Industrial Development Agency
Brooklyn Navy Yard Cogeneration Partners AMT	5.650	10/01/28	1,000,000	770,570
New York City Industrial Development Agency
Lycee Francais De NY Project, Series A (D)	5.375	06/01/23	1,000,000	1,011,520
New York City Industrial Development Agency
Polytechnic University Project (D)	5.250	11/01/27	1,000,000	962,300
New York City Industrial Development Agency
Terminal One Group Association Project AMT (P)	5.500	01/01/21	1,000,000	1,019,040
New York City Municipal Water Finance Authority
Water Revenue, Series A	5.750	06/15/40	1,000,000	1,055,310
New York City Municipal Water Finance Authority
Water Revenue, Series D	Zero	06/15/20	2,000,000	1,414,820
New York City Municipal Water Finance Authority
Water Revenue, Series FF-2	5.000	06/15/40	1,000,000	980,330
New York City Municipal Water Finance Authority
Water Revenue, Series GG-1	5.000	06/15/39	1,000,000	982,090
New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01/15/39	1,000,000	1,019,130
New York City Transitional Finance Authority
Income Tax Revenue, Series A (Zero Coupon steps up to
14.000% on 11-1-11)	Zero	11/01/29	1,000,000	989,760

1

John Hancock New York Tax-Free Income Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

New York (continued)

New York Liberty Development Corp.	5.625	07/15/47	$1,000,000	$954,630
New York Local Assistance Corp.
Sales Tax Revenue, Series C	5.500	04/01/17	1,225,000	1,412,805
New York State Dormitory Authority
City University, Prerefunded to 7-1-11, Series A	5.250	07/01/31	130,000	132,159
New York State Dormitory Authority
General Purpose, Series E	5.000	02/15/35	1,000,000	990,330
New York State Dormitory Authority
Miriam Osborn Memorial Home Association, Series B (D)	6.875	07/01/25	750,000	754,425
New York State Dormitory Authority
Mount Sinai School of Medicine	5.125	07/01/39	1,000,000	916,940
New York State Dormitory Authority
North Shore Long Island Jewish Group, Prerefunded to
5-1-13	5.375	05/01/23	1,000,000	1,101,710
New York State Dormitory Authority
Orange Regional Medical Center	6.125	12/01/29	750,000	707,288
New York State Dormitory Authority
Rockefeller University, Series A	5.000	07/01/41	1,000,000	1,002,900
New York State Dormitory Authority
State University Education Facilities, Series A (D)	5.250	05/15/15	1,000,000	1,086,510
New York State Dormitory Authority
State University Education Facilities, Series A	5.500	05/15/19	2,000,000	2,256,700
New York State Environmental Facilities Corp.
Water Revenue, Series A	5.000	06/15/34	1,000,000	1,005,320
Oneida County Industrial Development Agency
Hamilton College Project, Series A (D)	Zero	07/01/29	5,330,000	2,043,415
Onondaga County Industrial Development Agency AMT	6.125	01/01/32	1,000,000	862,160
Orange County Industrial Development Agency
Arden Hill Care Center, Series C	7.000	08/01/31	500,000	421,910
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	1,500,000	1,384,845
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12/01/36	1,000,000	976,830
Suffolk County Industrial Development Agency
Huntington Hospital Project, Series B	6.000	11/01/22	1,000,000	1,013,280
Triborough Bridge & Tunnel Authority
Highway Revenue Tolls, Escrowed to Maturity, Series Y	6.125	01/01/21	1,500,000	1,869,285
Tsasc, Inc., Tobacco Settlement
Prerefunded to 7-15-12, Series 1	5.500	07/15/24	670,000	707,741
Upper Mohawk Valley Regional Water Finance Authority
Water Revenue (D)	Zero	04/01/22	2,230,000	1,331,042
Westchester County Healthcare Corp.
Senior Lien, Series A	6.000	11/01/30	1,150,000	1,136,810

Puerto Rico 10.50%				6,225,402

Puerto Rico Aqueduct & Sewer Authority
Water Revenue (D)(P)	11.227	07/01/11	1,000,000	1,038,900
Puerto Rico Public Building Authority
Lease Revenue, Series A (D)	6.250	07/01/12	1,110,000	1,168,331
Puerto Rico Public Finance Corp.
Prerefunded to 2-1-12, Series E	5.500	08/01/29	1,005,000	1,051,461
Puerto Rico Sales Tax Financing Authority
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16)	Zero	08/01/32	2,000,000	1,617,480
Puerto Rico Sales Tax Financing Corp.	5.000	08/01/35	1,000,000	886,630

2

John Hancock New York Tax-Free Income Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Puerto Rico (continued)

Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/38	$500,000	$462,600

Virgin Islands 2.46%				1,460,665

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,007,420
Virgin Islands Public Finance Authority, Series A1-1	5.000	10/01/29	500,000	453,245

Guam 0.82%				486,695

Guam Government, Series A	5.750	12/01/34	500,000	486,695

Short-Term Investments 2.04%				$1,211,000

(Cost $1,211,000)

Repurchase Agreement 2.04%				1,211,000

Repurchase Agreement with State Street Corp. dated 2-28-11 at
0.010% to be repurchased at $1,211,000 on 3-1-11, collateralized by $1,235,000 Federal Home Loan Mortgage Corp., 1.250% due
9-30-13 (valued at $1,239,631 including interest)			1,211,000	1,211,000

Total investments (Cost $58,039,765)† 99.23%				$58,861,539

Other assets and liabilities, net 0.77%				$457,907

Total net assets 100.00%				$59,319,446

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of the following companies:

Insurance coverage	As a % of total investments

ACA Financial Guaranty Corp.	4.64%
Ambac Financial Group, Inc.	4.25%
National Public Finance Guarantee Corp.	7.08%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

† At 2-28-11, the aggregate cost of investment securities for federal income tax purposes was $57,932,472. Net unrealized appreciation aggregated $929,067, of which $2,405,521 related to appreciated investment securities and $1,476,454 related to depreciated investment securities.

3

John Hancock New York Tax-Free Income Fund
As of 2-28-11 (Unaudited)

The portfolio had the following sector composition as a percentage of total net assets on 2-28-11:

General Obligation Bonds	4%
Revenue Bonds
Education	14%
Water & Sewer	11%
Health Care	11%
Development	8%
Utilities	8%
Airport	7%
Transportation	5%
Facilities	3%
Tobacco	3%
Pollution	1%
Other Revenue	22%
Short-Term Investments & Other	3%

4

Notes to the Schedule of Investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2011, all investments are categorized as Level 2 under the hierarchy described above.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended February 28, 2011, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.

760Q3 2/11
4/11

John Hancock
MUTUAL FUNDS

John Hancock Massachusetts Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2011

John Hancock Massachusetts Tax-Free Income Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 98.88%				$112,026,300

(Cost $113,477,097)

Massachusetts 84.38%				95,601,933

Boston Housing Authority
Capital Program Revenue (D)	4.500	04/01/26	$1,000,000	939,340
Boston Housing Authority
Capital Program Revenue (D)	5.000	04/01/27	3,255,000	3,191,397
Boston Housing Authority
Capital Program Revenue (D)	5.000	04/01/28	2,000,000	1,937,360
Boston Industrial Development Financing Authority
Harbor Electric Energy Company Project AMT	7.375	05/15/15	130,000	130,527
Boston Water & Sewer Commission
Sewer Revenue, Series A	5.750	11/01/13	275,000	294,049
Commonwealth of Massachusetts
Public Improvements (D)	5.500	11/01/17	1,000,000	1,185,370
Commonwealth of Massachusetts
Public Improvements, Series C	5.500	11/01/15	1,000,000	1,161,060
Commonwealth of Massachusetts, Series C (D)	5.500	12/01/24	2,000,000	2,347,680
Commonwealth of Massachusetts, Series E (D)	5.000	11/01/25	1,000,000	1,102,170
Freetown Lakeville Regional School District (D)	5.000	07/01/23	1,000,000	1,022,140
Holyoke Gas & Electric Department
Natural Gas Revenue, Series A (D)	5.000	12/01/31	3,410,000	3,086,698
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.000	07/01/31	2,000,000	2,104,840
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.250	07/01/31	1,000,000	1,085,210
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.250	07/01/35	1,310,000	1,386,242
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A-2	Zero	07/01/26	2,500,000	1,166,675
Massachusetts Bay Transportation Authority
Transit Revenue, Series A	7.000	03/01/14	1,000,000	1,113,290
Massachusetts Bay Transportation Authority
Transit Revenue, Series B	5.250	07/01/33	2,500,000	2,677,975
Massachusetts Development Finance Agency
Brandeis University, Series 0-1	5.000	10/01/40	1,000,000	919,100
Massachusetts Development Finance Agency
Carleton Willard Village	5.625	12/01/30	450,000	428,576
Massachusetts Development Finance Agency
Combined Jewish Philanthropies, Series A	5.250	02/01/22	1,805,000	1,877,417
Massachusetts Development Finance Agency
Curry College, Series A (D)	4.500	03/01/25	1,000,000	862,630
Massachusetts Development Finance Agency
Curry College, Series A (D)	5.250	03/01/26	1,000,000	937,750
Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02/01/36	2,000,000	1,819,760
Massachusetts Development Finance Agency
Draper Laboratory	5.875	09/01/30	2,000,000	2,091,880
Massachusetts Development Finance Agency
Emerson College, Series A	5.000	01/01/40	2,000,000	1,789,840
Massachusetts Development Finance Agency
Harvard University Series B	5.000	10/15/40	3,190,000	3,265,763

1

John Hancock Massachusetts Tax-Free Income Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Massachusetts (continued)

Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A	5.750	11/15/35	$1,500,000	$854,850
Massachusetts Development Finance Agency
Massachusetts College of Pharmacy, Series E (D)	5.000	07/01/37	1,000,000	967,240
Massachusetts Development Finance Agency
New England Conservatory of Music	5.250	07/01/38	2,000,000	1,760,620
Massachusetts Development Finance Agency
Ogden Haverhill Project, Series B AMT	5.500	12/01/19	1,500,000	1,500,510
Massachusetts Development Finance Agency
Orchard Cove	5.250	10/01/26	1,000,000	799,420
Massachusetts Development Finance Agency
Plantation Apartments, Series A AMT	5.000	12/15/24	2,320,000	2,303,853
Massachusetts Development Finance Agency
The Groves in Lincoln, Series A	7.750	06/01/39	700,000	681,520
Massachusetts Development Finance Agency
VOA Concord Assisted Living, Prerefunded to 10-20-11,
Series A	6.900	10/20/41	1,000,000	1,090,860
Massachusetts Development Finance Agency, Series A
Southeatern Massachusetts System, Series A (D)	5.625	01/01/16	500,000	511,130
Massachusetts Health & Educational Facilities Authority
Civic Investments, Prerefunded to 12-15-12 Series B	9.200	12/15/31	2,000,000	2,329,800
Massachusetts Health & Educational Facilities Authority
Emerson Hospital, Series E (D)	5.000	08/15/35	1,000,000	762,580
Massachusetts Health & Educational Facilities Authority
Harvard Pilgrim Health Care, Series A (D)	5.000	07/01/18	1,000,000	1,001,010
Massachusetts Health & Educational Facilities Authority
Lahey Clinic Medical Center, Series C (D)	5.000	08/15/23	1,000,000	1,003,150
Massachusetts Health & Educational Facilities Authority
Mass Eye & Ear Infirmary	5.375	07/01/35	2,000,000	1,857,780
Massachusetts Health & Educational Facilities Authority
Partners HealthCare System	5.000	07/01/22	1,000,000	1,052,160
Massachusetts Health & Educational Facilities Authority
Partners HealthCare, Series C	5.750	07/01/32	30,000	30,151
Massachusetts Health & Educational Facilities Authority
Partners HealthCare, Series J1	5.000	07/01/34	1,000,000	953,580
Massachusetts Health & Educational Facilities Authority
South Shore Hospital	5.750	07/01/29	365,000	354,900
Massachusetts Health & Educational Facilities Authority
Springfield College	5.625	10/15/40	2,000,000	1,945,080
Massachusetts Health & Educational Facilities Authority
Sterling & Francine Clark, Series A	5.000	07/01/36	1,000,000	976,070
Massachusetts Health & Educational Facilities Authority
Suffolk University, Series A	6.250	07/01/30	1,000,000	1,033,340
Massachusetts Health & Educational Facilities Authority
Tufts Unversity	5.375	08/15/38	350,000	359,622
Massachusetts Health & Educational Facilities Authority
Wheelock College, Prerefunded to 10-1-11, Series B (D)	5.625	10/01/30	1,000,000	1,027,990
Massachusetts Health & Educational Facilities Authority
Williams College, Series H	5.000	07/01/33	1,500,000	1,505,820
Massachusetts Health & Educational Facilities Authority
Woods Hole Oceanographic, Series B	5.375	06/01/30	1,000,000	1,039,160
Massachusetts Housing Finance Agency, Series A AMT (D)	5.800	07/01/30	45,000	43,327
Massachusetts Housing Finance Agency, Series B	4.700	12/01/16	1,255,000	1,285,195
Massachusetts Industrial Finance Agency
Aquarion Water Company AMT	6.750	12/01/20	2,780,000	2,781,029

2

John Hancock Massachusetts Tax-Free Income Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Massachusetts (continued)

Massachusetts Industrial Finance Agency
Aquarion Water Company AMT	6.900	12/01/29	$1,210,000	$1,205,789
Massachusetts Industrial Finance Agency
Ogden Haverhill Project, Series A AMT	5.600	12/01/19	500,000	501,030
Massachusetts Port Authority
Boston Fuel Project AMT (D)	5.000	07/01/32	1,770,000	1,568,114
Massachusetts Port Authority
US Airways Project, Series A AMT (D)	5.750	09/01/16	1,000,000	933,500
Massachusetts Special Obligation
Prerefunded to 1-1-14 (D)	5.250	01/01/26	1,000,000	1,117,570
Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05/01/49	1,000,000	1,005,670
Massachusetts State College Building Authority
College & University Revenue, Series B (D)	Zero	05/01/19	1,000,000	723,070
Massachusetts State Department of Transportation
Highway Revenue Tolls	5.000	01/01/37	3,000,000	2,813,790
Massachusetts State Turnpike Authority
Highway Revenue Tolls, Escrowed to Maturity, Series A (D)	5.125	01/01/23	445,000	506,379
Massachusetts State Turnpike Authority
Highway Revenue Tolls, Series C (D)	Zero	01/01/20	1,000,000	650,110
Massachusetts Water Pollution Abatement Trust
Government Fund/Grant Revenue	5.000	08/01/28	1,000,000	1,065,740
Massachusetts Water Pollution Abatement Trust
Series 7	5.125	02/01/31	1,775,000	1,780,254
Massachusetts Water Pollution Abatement Trust
Series 9	5.250	08/01/18	60,000	68,171
Massachusetts Water Pollution Abatement Trust
Water Revenue, Series 13	5.000	08/01/28	1,000,000	1,052,080
Massachusetts Water Pollution Abatement Trust
Water Revenue, Series 14	5.000	08/01/32	1,000,000	1,041,820
Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08/01/40	1,600,000	1,602,320
Massachusetts Water Resources Authority
Water Revenue, Series B	5.000	08/01/39	1,000,000	1,002,010
Massachusetts Water Resources Authority
Water Revenue, Series B (D)	5.250	08/01/29	2,500,000	2,749,600
Plymouth County
Correctional Facility Project (D)	5.000	04/01/22	1,000,000	1,003,030
University of Massachusetts Building Authority
College & University Revenue, Series 1	5.000	05/01/39	1,500,000	1,475,400

Puerto Rico 12.82%				14,518,217

Commonwealth of Puerto Rico
Income Tax Revenue (D)(P)	11.104	07/01/11	400,000	413,248
Commonwealth of Puerto Rico, Series B	5.750	07/01/38	1,000,000	933,540
Puerto Rico Aqueduct & Sewer Authority
Water Revenue (D)(P)	11.227	07/01/11	1,000,000	1,038,900
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A (Zero Coupon Steps up to
6.125% on 7-1-11)	Zero	07/01/24	1,750,000	1,775,514
Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Escrowed to Maturity, Series Y	6.250	07/01/14	955,000	1,113,520
Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Series Y	6.250	07/01/14	45,000	49,225

3

John Hancock Massachusetts Tax-Free Income Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Puerto Rico (continued)

Puerto Rico Highway & Transportation Authority
Highway Revenue Tolls, Series AA (D)	5.500	07/01/19	$2,000,000	$2,073,600
Puerto Rico Highway & Transportation Authority, Series H	5.450	07/01/35	1,000,000	906,310
Puerto Rico Housing Finance Authority	5.125	12/01/27	1,000,000	1,002,780
Puerto Rico Sales Tax Financing Authority
Sales Tax Revenue, Series A (Zero Coupon Steps up to
6.750% on 8-1-16)	Zero	08/01/32	3,000,000	2,426,220
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A	5.500	08/01/42	1,000,000	934,960
Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/38	2,000,000	1,850,400

Virgin Islands 1.25%				1,419,455

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,007,420
Virgin Islands Public Finance Authority, Series A-1	5.000	10/01/39	500,000	412,035

Guam 0.43%				486,695

Guam Government, Series A	5.750	12/01/34	500,000	486,695

Short-Term Investments 0.48%				$548,000

(Cost $548,000)

Repurchase Agreement 0.48%				548,000

Repurchase Agreement with State Street Corp. dated 2-28-11 at
0.010% to be repurchased at $548,000 on 3-1-11, collateralized by
$560,000 Federal Home Loan Mortgage Corp., 1.250% due 9-30-13
(valued at $562,100, including interest)			548,000	548,000

Total investments (Cost $114,025,097)† 99.36%				$112,574,300

Other assets and liabilities, net 0.64%				$721,044

Total net assets 100.00%				$113,295,344

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of the following companies:

Insurance coverage	As a % of total investments

ACA Financial Guaranty Corp.	1.60%
Ambac Financial Group, Inc.	3.99%
Assured Guarantee Corp.	0.86%
Assured Guaranty Municipal Corp.	9.77%
Financial Guaranty Insurance Company	1.44%
National Public Finance Guarantee Corp.	11.84%
Radian Asset Assurance, Inc.	0.68%
XL Capital Assurance, Inc.	0.64%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

† At 2-28-11, the aggregate cost of investment securities for federal income tax purposes was $113,735,448. Net unrealized depreciation aggregated $1,161,148, of which $2,740,787 related to appreciated investment securities and $3,901,935 related to depreciated investment securities.

4

John Hancock Massachusetts Tax-Free Income Fund
As of 2-28-11 (Unaudited)

The portfolio had the following sector composition as a percentage of total net assets on 2-28-11:

General Obligation Bonds	7%
Revenue Bonds
Water & Sewer	15%
Education	15%
Health Care	14%
Transportation	13%
Housing	10%
Pollution	4%
Utilities	3%
Development	1%
Other Revenue	17%
Short–Term Investments & Other	1%

5

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2011, all investments are categorized as Level 2 under the hierarchy described above.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended February 28, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.

770Q3 2/11
4/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: April 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: April 19, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: April 19, 2011